Columbia Variable Portfolio – Limited Duration Credit Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 88.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 7.1%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	7,671,000	7,594,890
BAE Systems PLC(a)
03/26/2029	5.125%	7,686,000	7,907,478
Boeing Co. (The)
03/01/2029	3.200%	2,390,000	2,212,120
Boeing Co. (The)(a)
05/01/2029	6.298%	4,640,000	4,880,767
L3Harris Technologies, Inc.
01/15/2027	5.400%	9,039,000	9,281,223
06/01/2029	5.050%	8,249,000	8,496,472
Northrop Grumman Corp.
02/01/2027	3.200%	13,236,000	12,970,317
02/01/2029	4.600%	3,589,000	3,641,630
Raytheon Technologies Corp.
03/15/2027	3.500%	3,033,000	2,987,633
Total			59,972,530
Banking 18.3%
Bank of America Corp.(b)
12/20/2028	3.419%	38,637,000	37,598,141
Citigroup, Inc.(b)
06/03/2031	2.572%	4,100,000	3,686,209
Goldman Sachs Group, Inc. (The)(b)
07/23/2030	5.049%	17,698,000	18,156,623
HSBC Holdings PLC(b)
05/22/2030	3.973%	8,180,000	7,972,006
JPMorgan Chase & Co.(b)
10/15/2030	2.739%	30,297,000	28,079,873
Morgan Stanley(b)
04/20/2029	5.164%	3,041,000	3,125,337
04/18/2030	5.656%	9,171,000	9,647,877
07/19/2030	5.042%	16,072,000	16,511,168
Truist Financial Corp.(b)
10/30/2029	7.161%	3,654,000	4,007,386
US Bancorp(b)
07/23/2030	5.100%	3,358,000	3,455,409
Wells Fargo & Co.(b)
10/23/2029	6.303%	17,082,000	18,265,932
10/30/2030	2.879%	3,673,000	3,407,108
Total			153,913,069
Cable and Satellite 1.9%
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	18,040,000	16,052,638
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.6%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	4,728,000	4,783,997
Consumer Products 0.7%
Unilever Capital Corp.
08/12/2027	4.250%	6,005,000	6,065,668
Diversified Manufacturing 0.8%
Siemens Financieringsmaatschappij NV(a)
08/17/2026	6.125%	6,400,000	6,643,584
Electric 14.4%
AEP Texas, Inc.
07/01/2030	2.100%	9,215,000	8,117,724
AES Corp. (The)
01/15/2026	1.375%	6,782,000	6,507,905
CenterPoint Energy, Inc.
08/10/2026	5.250%	16,440,000	16,711,890
CMS Energy Corp.
11/15/2025	3.600%	10,535,000	10,398,362
Commonwealth Edison Co.
03/01/2030	2.200%	3,515,000	3,171,314
DTE Energy Co.
03/01/2029	5.100%	5,454,000	5,616,380
Edison International
11/15/2024	3.550%	2,150,000	2,142,636
Emera US Finance LP
06/15/2026	3.550%	14,578,000	14,307,680
Eversource Energy
08/15/2030	1.650%	5,700,000	4,873,447
FirstEnergy Transmission LLC(a)
01/15/2025	4.350%	11,280,000	11,240,937
01/15/2030	4.550%	8,496,000	8,570,371
NRG Energy, Inc.(a)
12/02/2027	2.450%	8,105,000	7,594,280
Pacific Gas and Electric Co.
06/15/2028	3.000%	15,601,000	14,847,566
Pennsylvania Electric Co.(a)
03/30/2026	5.150%	1,221,000	1,230,751
WEC Energy Group, Inc.
06/15/2025	3.550%	2,212,000	2,190,948
09/12/2026	5.600%	3,651,000	3,744,174
Total			121,266,365

Columbia Variable Portfolio – Limited Duration Credit Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.6%
GFL Environmental, Inc.(a)
08/01/2025	3.750%	5,450,000	5,405,049
Food and Beverage 6.9%
Bacardi Ltd.(a)
05/15/2028	4.700%	31,574,000	31,541,708
Campbell Soup Co.
03/21/2029	5.200%	6,328,000	6,551,912
Diageo Capital PLC
10/05/2026	5.375%	7,942,000	8,135,960
General Mills, Inc.
01/30/2027	4.700%	3,113,000	3,149,082
Keurig Dr Pepper, Inc.
03/15/2027	5.100%	8,542,000	8,735,713
Total			58,114,375
Health Care 1.9%
CVS Health Corp.
06/01/2029	5.400%	7,135,000	7,402,020
HCA, Inc.
09/01/2030	3.500%	8,692,000	8,190,645
Total			15,592,665
Healthcare Insurance 4.8%
Aetna, Inc.
11/15/2024	3.500%	2,425,000	2,418,709
Centene Corp.
07/15/2028	2.450%	24,490,000	22,557,130
UnitedHealth Group, Inc.
01/15/2030	4.800%	15,195,000	15,646,592
Total			40,622,431
Independent Energy 2.8%
Canadian Natural Resources Ltd.
07/15/2025	2.050%	1,974,000	1,930,824
Diamondback Energy, Inc.
01/30/2030	5.150%	3,590,000	3,684,933
Occidental Petroleum Corp.
09/01/2028	6.375%	2,504,000	2,634,355
08/01/2029	5.200%	15,397,000	15,649,716
Total			23,899,828
Integrated Energy 1.0%
BP Capital Markets America, Inc.
11/17/2027	5.017%	8,215,000	8,449,441
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 9.0%
Met Tower Global Funding(a),(c)
10/01/2027	4.000%	2,178,000	2,175,577
Met Tower Global Funding(a)
04/12/2029	5.250%	6,610,000	6,913,979
Metropolitan Life Global Funding I(a)
01/08/2029	4.850%	5,293,000	5,423,911
06/17/2029	3.050%	5,872,000	5,567,610
01/07/2031	1.550%	162,000	136,237
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	20,087,000	19,978,912
Principal Life Global Funding II(a)
11/21/2024	2.250%	17,640,000	17,571,617
08/16/2026	1.250%	13,167,000	12,474,634
Voya Financial, Inc.
06/15/2026	3.650%	5,350,000	5,285,123
Total			75,527,600
Media and Entertainment 1.9%
Warnermedia Holdings, Inc.
03/15/2029	4.054%	16,625,000	15,750,140
Midstream 4.3%
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	8,215,000	8,152,774
Enbridge, Inc.
04/05/2029	5.300%	5,350,000	5,543,412
Energy Transfer LP
07/01/2029	5.250%	6,025,000	6,210,841
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	10,100,000	10,112,201
Western Midstream Operating LP
01/15/2029	6.350%	5,685,000	6,036,709
Total			36,055,937
Natural Gas 0.7%
NiSource, Inc.
07/01/2029	5.200%	4,054,000	4,198,246
NiSource, Inc.(b)
11/30/2054	6.950%	2,018,000	2,094,566
Total			6,292,812
Packaging 1.0%
Berry Global, Inc.
04/15/2028	5.500%	8,600,000	8,824,114
Pharmaceuticals 4.2%
AbbVie, Inc.
03/15/2029	4.800%	8,015,000	8,246,887
Columbia Variable Portfolio – Limited Duration Credit Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gilead Sciences, Inc.
03/01/2026	3.650%	16,540,000	16,408,163
Roche Holdings, Inc.(a)
11/13/2028	5.338%	7,805,000	8,171,859
11/13/2030	5.489%	2,795,000	2,984,278
Total			35,811,187
Technology 1.8%
Broadcom, Inc.(c)
02/15/2030	4.350%	2,867,000	2,861,808
Foundry JV Holdco LLC(a)
01/25/2030	5.900%	1,986,000	2,056,472
Hewlett Packard Enterprise Co.
10/15/2029	4.550%	6,335,000	6,314,777
Intel Corp.
11/15/2029	2.450%	4,020,000	3,614,692
Total			14,847,749
Transportation Services 0.4%
ERAC USA Finance LLC(a)
02/15/2029	5.000%	3,581,000	3,688,136
Wireless 3.5%
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%	14,134,400	14,296,587
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile US, Inc.
02/15/2026	2.250%	10,253,000	9,968,431
04/15/2027	3.750%	5,368,000	5,302,846
Total			29,567,864
Total Corporate Bonds & Notes (Cost $734,835,959)			747,147,179

U.S. Treasury Obligations 2.4%

U.S. Treasury
06/30/2028	4.000%	16,532,000	16,779,980
12/31/2028	3.750%	3,625,000	3,649,639
Total U.S. Treasury Obligations (Cost $19,934,357)			20,429,619

Money Market Funds 8.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(d),(e)	68,893,580	68,886,691
Total Money Market Funds (Cost $68,877,190)		68,886,691
Total Investments in Securities (Cost: $823,647,506)		836,463,489
Other Assets & Liabilities, Net		6,926,435
Net Assets		843,389,924
At September 30, 2024, securities and/or cash totaling $2,145,712 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,214	12/2024	USD	252,806,016	829,908	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(159)	12/2024	USD	(18,170,719)	—	(3,151)
U.S. Treasury 5-Year Note	(325)	12/2024	USD	(35,711,914)	145,128	—
U.S. Treasury 5-Year Note	(823)	12/2024	USD	(90,433,555)	—	(322,939)
Total					145,128	(326,090)

Columbia Variable Portfolio – Limited Duration Credit Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2024, the total value of these securities amounted to $202,202,398, which represents 23.97% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2024.

(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(e)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	58,372,266	353,147,577	(342,641,723)	8,571	68,886,691	6,902	3,391,596	68,893,580
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Limited Duration Credit Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7015_12_C01_(11/24)